INTEREST EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of interest expenses [Abstract]
Interest on bank loans	$ 7,832	$ 6,139	$ 5,300
Interest on loans from related parties (Note 5)	0	0	629
Amortisation of upfront fees on bank loans	448	220	0
Guarantee fees to related parties (Note 5)	0	54	451
Other finance cost	194	104	168
Interest on lease liabilities	3,442	0	0
Interest Expense	$ 11,916	$ 6,517	$ 6,548